Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 7,738,837	$ 4,137,050	$ 4,162,596
Credit card holdback receivable	111,666	140,789	172,169
Accounts receivable, net of allowances and reserves of $39,686 and $42,006, respectively	220,740	479,148	958,695
Prepaid expense and other current assets	433,212	228,296	1,047,483
Total current assets	8,504,455	4,985,283	6,340,943
Property and equipment, net	576,474	622,712	793,305
Goodwill	13,086,472	13,086,472	14,304,667
Intangible assets, net	3,078,067	3,920,443	5,605,193
Digital tokens, at fair value	1,408,723
Other receivables	53,173	52,267	82,435
Other assets	62,270	97,270	397,608
Total assets	26,769,634	22,764,447	27,524,151
Current liabilities:
Accounts payable	2,275,843	2,374,253	1,665,831
Accrued expenses and other current liabilities	278,244	405,646	472,406
Deferred subscription revenue	2,389,799	2,553,826	2,828,827
Deferred technology service revenue	6,276,095
Total current liabilities	11,219,981	5,333,725	4,967,064
Deferred rent, net of current portion			261,286
Deferred tax liability			1,452,339
Total liabilities	11,219,981	5,333,725	6,680,689
Commitments and Contingencies
Stockholders' equity:
Common stock, $0.001 par value, 25,000,000 shares authorized; and 6,882,316 shares and 6,881,794 shares issued and outstanding as of June 30, 2018 and December 31, 2017, respectively	6,883	6,882	6,715
Additional paid-in capital	19,139,514	18,346,914	15,865,568
Accumulated deficit	(3,596,744)	(923,074)	4,971,179
Total stockholders' equity	15,549,653	17,430,722	20,843,462
Total liabilities and stockholders' equity	$ 26,769,634	$ 22,764,447	$ 27,524,151